RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES

24. RELATED PARTY TRANSACTIONS AND BALANCES

24.1 Transaction with Shanghai Shenhua Liansheng Football Club Co., Ltd. (“Shenhua”) and its players

In January 2012, the Group entered into a cooperative agreement with Shenhua, for endorsing and promoting Firefall and other games as designated by the Group (the “Games”) for a term of two years. Shenhua is a long-established leading soccer team in the Chinese Super League, the highest tier of professional soccer association in China. Under the agreement, Shenhua players shall wear jerseys bearing the name and logo of the Games in all domestic and international soccer games as well as make appearances at press conferences, product promotion, sales initiatives for the Games, and participate in other activities for promoting the Games as requested by the Group. The Group has paid Shenhua RMB32.0 million (US$5.1 million) for the promotional services. The Group amortized the prepayment on a straight line basis over the contract period from 2012 to 2013.

In January 2012, the Group entered into endorsement agreements with Nicolas Anelka (“Anelka”), a globally famous soccer player who played for Shenhua at that time. The agreement was for endorsement and promotion of Firefall for a consideration of EUR2.7 million (RMB21.9 million). In August 2012, the Group entered into another endorsement agreement with Didier Drogba (“Drogba”), also a famous soccer player who played for Shenhua at the time, for endorsement and promotion of Planetside 2, a MMOFPS game, for consideration of EUR3.1 million (RMB24.3 million). The Group paid the agreed consideration to Anelka and Drogba in January and August 2012, respectively. The Group amortized the prepayment on a straight line basis over the contract period and there was no remaining balance as of December 31, 2013.

During these endorsement periods, Mr. Zhu, the Chairman and chief executive officer of the Company and a major shareholder of the Company, was also a major shareholder of Shenhua, and accordingly, the endorsement and promotion transactions with Shenhua, Anelka and Drogba constituted related party transactions.

24.2 Transaction with equity investee

The9 Computer, Shanghai IT and 9Webzen Limited (Shanghai) (“9Webzen Shanghai”), a subsidiary of 9Webzen Hong Kong, entered into a series of agreements in connection with operating a game in China and providing services to customers jointly. The9 computer and Shanghai IT share revenue from 9Webzen Shanghai according to the joint service agreements. Due to long outstanding and uncertainty on the recoverability for the amount due from 9Webzen Shanghai, the Group stopped recognizing revenue pursuant to the agreements with 9Webzen Shanghai in 2010 and made full provision for the outstanding receivable due from 9Webzen Shanghai which amounted to RMB1.3 million as of December 31, 2010. In 2012, after further negotiation with 9Webzen Shanghai, the Group collected RMB1.8 million (US$0.3 million) from 9Webzen Shanghai, including RMB1.3 million receivable and RMB0.5 million unrecognized revenue in 2010. There were no other transactions between the Group and 9Webzen Shanghai from 2011 to 2013, respectively.

According to the amended agreement with Fire Rain, the Group returned the acquired game license and no longer has the power to direct the activities that most significantly impact Fire Rain’s operations. The Group has retained a contractual right to 20% of the revenue generated from the game. From the date of deconsolidation to December 31, 2012 and during the year of 2013, the Group received RMB0.8 million and RMB2.2 million (US$0.4 million) as its share of revenue from its Fire Rain’s game operation. In addition, in early of 2013, the Group received RMB 4.5 million (US$0.7 million) in repayment of the game development proceeds provided by the Group.

In 2013, the Group entered into an agreement with ZTE9, an equity investee of the Group, to jointly operate IPTV games in China. According to the agreement, the group pays ZTE9 a royalty fee for providing game contents on IPTV. For year ended December 31, 2013, net royalty charged by ZTE9 was RMB6.0 million (US$1.0 million) and amount due to related party is recorded as RMB4.8 million (US$0.8 million).